SCHEDULE OF STOCK OPTION ACTIVITY (Details)	12 Months Ended
	Dec. 31, 2024 $ / shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2023 $ / shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2022 CNY (¥) shares
Share-Based Payment Arrangement [Abstract]
Number of shares outstanding, beginning balance		14,355,570		61,091,820
Weighted average exercise price, outstanding | $ / shares	$ 0.61		$ 0.22
Weighted average remaining contractual term, outstanding		7 days		3 months 7 days	10 months 20 days
Aggregate intrinsic value, outstanding beginning balance | ¥
Number of shares, granted
Weighted average exercise price, granted | $ / shares
Number of shares, forfeited				(173,870)
Weighted average exercise price, forfeited | $ / shares			0.23
Number of shares, exercised
Weighted average exercise price, exercised | $ / shares
Number of shares, expired		(3,265,030)		(46,562,380)
Weighted average exercise price, expired | $ / shares	0.37		0.09
Number of shares outstanding, ending balance		11,090,540		14,355,570	61,091,820
Weighted average exercise price, outstanding | $ / shares	$ 0.68		$ 0.61
Aggregate intrinsic value, outstanding ending balance | ¥
Number of shares, Vested and expected to vest		11,090,540
Number of shares, Exercisable		11,090,540,000